Financial risk management - Summary of Price Sensitivity Analysis (Detail) - Trading equity securities [member] - Equity price risk [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Income before income taxes	¥ (47,269)	¥ (24,621)
Other comprehensive income (before considering the tax effects)	¥ (8,114)	¥ (6,116)
Decreased market prices of marketable equity instruments	10.00%	10.00%